FINANCIAL RISK MANAGEMENT, Allowances for Direct and Indirect Loan Losses and its Estimations (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Provision of Credit Loss for Direct and Indirect Loan [Abstract]
Allowance account for credit losses of financial assets	S/ 9,071,011	S/ 10,435,623
Optimistic [Member]
Provision of Credit Loss for Direct and Indirect Loan [Abstract]
Allowance account for credit losses of financial assets	9,014,409	10,100,156
Base Case [Member]
Provision of Credit Loss for Direct and Indirect Loan [Abstract]
Allowance account for credit losses of financial assets	9,078,873	10,460,012
Pessimistic [Member]
Provision of Credit Loss for Direct and Indirect Loan [Abstract]
Allowance account for credit losses of financial assets	S/ 9,173,730	S/ 11,018,666